Organization, Consolidation and Principal Activities - Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE (Detail)	12 Months Ended
Dec. 31, 2023
Quhuo Investment Limited Quhuo BVI
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 14, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Investment Limited Quhuo BVI | Quhuo Investment Limited Quhuo BVI
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Quhuo Technology Investment Hong Kong Limited Quhuo HK
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 17, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Technology Investment Hong Kong Limited Quhuo HK | Quhuo Technology Investment Hong Kong Limited Quhuo HK
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Quhuo International Trade HK Limited Quhuo International
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jan. 11, 2023
Percentage of direct or indirect ownership by the Company	51.00%
Quhuo International Trade HK Limited Quhuo International | Quhuo International Trade HK Limited Quhuo International
Organization, Consolidation and Principal Activities
Principal activities	Vehicle export
Beijing Quhuo Information Technology Co Ltd WFOE
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 31, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Beijing Quhuo Information Technology Co Ltd WFOE | Beijing Quhuo Information Technology Co Ltd WFOE
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications
Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Mar. 03, 2012
Percentage of direct or indirect ownership by the Company	0.00%
Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE | Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications; Investment holding
Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 04, 2014
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo | Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Xinying Network Technology Co Ltd Ningbo Xinying
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Dec. 15, 2016
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Xinying Network Technology Co Ltd Ningbo Xinying | Ningbo Xinying Network Technology Co Ltd Ningbo Xinying
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Nantong Runda Marketing Planning Co Ltd Nantong Runda
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Feb. 28, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Nantong Runda Marketing Planning Co Ltd Nantong Runda | Nantong Runda Marketing Planning Co Ltd Nantong Runda
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Shanghai Yijida Network Technology Co Ltd Shanghai Yijida
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 07, 2015
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Yijida Network Technology Co Ltd Shanghai Yijida | Shanghai Yijida Network Technology Co Ltd Shanghai Yijida
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Dagong Network Technology Co Ltd Ningbo Dagong
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jan. 05, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Dagong Network Technology Co Ltd Ningbo Dagong | Ningbo Dagong Network Technology Co Ltd Ningbo Dagong
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 08, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke | Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke
Organization, Consolidation and Principal Activities
Principal activities	Ride-hailing
Hainan Xinying Technology Co Ltd Hainon Xinying
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 29, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Xinying Technology Co Ltd Hainon Xinying | Hainan Xinying Technology Co Ltd Hainon Xinying
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Hainan Quhuo Technology Co Ltd Hainan Quhuo
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 08, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quhuo Technology Co Ltd Hainan Quhuo | Hainan Quhuo Technology Co Ltd Hainan Quhuo
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Haikou Chengtu Network Technology Co Ltd Haikou Chengtu
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Haikou Chengtu Network Technology Co Ltd Haikou Chengtu | Haikou Chengtu Network Technology Co Ltd Haikou Chengtu
Organization, Consolidation and Principal Activities
Principal activities	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd.
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Lailai Information Technology (Shenzhen) Co., Ltd. | Lailai Information Technology (Shenzhen) Co., Ltd.
Organization, Consolidation and Principal Activities
Principal activities	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd.
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 05, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quxing Holdings Co., Ltd. | Hainan Quxing Holdings Co., Ltd.
Organization, Consolidation and Principal Activities
Principal activities	Freight service